Business and Summary of Significant Accounting Policies - Recent Developments (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Nov. 30, 2017 USD ($) shares	Nov. 17, 2017 $ / shares	Sep. 29, 2017 shares	Aug. 31, 2017 USD ($) employee	May 03, 2017 director	Mar. 01, 2017 underwriter	Dec. 31, 2017 USD ($) shares	Mar. 15, 2017 USD ($)
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001
Number of Board Members | director					13
Number of Underwriters Redomesticated | underwriter						3
Statutory amount available for dividends with regulatory approval | $							$ 1,700	$ 280
FNFV
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001
Number of shares of newly formed entityreceived for each outstanding share redeemed		1
Title Guaranty of Hawaii
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Number of employees (more than) | employee				300
FGL Merger
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Consideration transferred for shares | $	$ 213						$ 246
Outstanding common equity (as percent)							8.50%
Title Guaranty of Hawaii | FNF
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Percentage of voting interests acquired				90.00%
Consideration transferred | $				$ 98
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations | BK Distribution
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Common stock shares of subsidiary, transferred to shareholders			83,300,000
Common stock shares received per common stock shares owned			0.30663
Equity securities | FGL Merger
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Shares received in connection with merger (in shares)	13,732,000						16,732,000
Common stock of CF Corporation | FGL Merger
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Shares received in connection with merger (in shares)							3,000,000
Series B Cumulative Preferred | FGL Merger
Organization, Consolidation, and Presentation of FInancial Statements [Line Items]
Shares received in connection with merger (in shares)	100,000						100,000